Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Schedule Of Accrued Expenses and Other Current Liabilities [Table Text Block]
The components of accrued expenses and other current liabilities are as follows:

	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Salary, welfare, education and union fund	74,321	86,200	77,821	12,680
Advances from customers(i)	50,662	22,116	5,212	849
Business tax and other taxes	1,647	1,344	1,091	178
Unrecognized tax benefit and related interest and penalties (Note 18)	7,519	5,115	7,687	1,253
Accrued expenses	359,674	146,049	178,562	29,094
Other (ii)	91	83,270	192,764	31,407
	493,914	344,094	463,137	75,461

(i)	The advances from customers are attributable to cash received from selling of corn seeds.
(ii)	Others mainly consist of accrued purchased amounting to RMB154.2 million ($25.1 million) as at June 30, 2013.

Schedule Of Other Long Term Liabilities [Table Text Block]
The components of Other Long-term Liabilities are as follows:

	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Other long-term provisions	41,830	26,682	33,834	5,513
Defined benefit liabilities (iii)	90,830	131,504	99,429	16,201
Long-term derivative liabilities (Note 13)	4,393	1,470	2,973	484
	137,053	159,656	136,236	22,198

(iii)
PGW makes contributions to two defined benefit plans that provide a range of superannuation and insurance benefits for employees and former employees.  The plan’s retired employees are entitled to receive an annual pension payment payable on their life and in some cases on the life of a surviving spouse. The balance as of June 30, 2013 is comprised of the gross value of the defined benefit obligation of RMB347.5 million ($56.6 million) and the carrying value of plan assets of RMB248.1 million ($40.4 million). The contributions to the defined benefit plans were RMB18.2 million ($3.0 million) by PGW, and RMB5.5 million ($0.9 million) by members in 2013. (Note 22)